SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Variable interest entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Loss on deconsolidation		$ (240,431)	$ (8,350)
Mingdajiahe (Tianjin) Co., Ltd. Suzhou Branch
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Date of Incorporation	Oct. 13, 2017
Place of Incorporation	Suzhou, China
Loss on deconsolidation		$ 240,431
Mingdajiahe (Tianjin) Co., Ltd. Chengdu Branch
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Date of Incorporation	Jun. 24, 2019
Place of Incorporation	Chengdu, China
Mingdajiahe (Tianjin) Co., Ltd. Yangzhou Branch | VIEs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Date of Incorporation	Oct. 18, 2017
Place of Incorporation	Yangzhou, China
Xishe (Tianjin) Business Management Co., Ltd. | VIEs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Date of Incorporation	Oct. 20, 2017
Place of Incorporation	Tianjin, China
Percentage of Ownership	100.00%
Xishe (Tianjin) Culture and Media Co., Ltd. | VIEs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Date of Incorporation	Jul. 25, 2018
Place of Incorporation	Tianjin, China
Percentage of Ownership	100.00%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. | VIEs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Date of Incorporation	Mar. 09, 2018
Place of Incorporation	Tianjin, China
Percentage of Ownership	51.00%